UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22467

Kayne Anderson Midstream/Energy Fund, Inc.

(Exact name of registrant as specified in charter)

717 Texas Avenue, Suite 3100,

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC,

717 Texas Avenue, Suite 3100,

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2013

Date of reporting period: February 28, 2013

Item 1:	Schedule of Investments

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2013

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 141.3%
Equity Investments(1) — 122.4%
United States — 117.2%
Midstream MLP(2)(3) — 55.0%
Access Midstream Partners, L.P.(4)	114	$4,256
Buckeye Partners, L.P. — Class B Units(5)(6)(7)	316	16,856
Buckeye Partners, L.P.(5)	248	13,833
Copano Energy, L.L.C.(4)	32	1,226
Crestwood Midstream Partners LP	273	6,865
Crestwood Midstream Partners LP — Class C Units(6)(7)	189	4,703
Crosstex Energy, L.P.	725	12,235
DCP Midstream Partners, LP	376	15,262
Enbridge Energy Management, L.L.C.(7)(8)	1,771	48,399
Energy Transfer Equity, L.P.(4)	58	3,076
Energy Transfer Partners, L.P.(4)	130	6,240
Enterprise Products Partners L.P.	245	13,857
Exterran Partners, L.P.	448	10,566
Global Partners LP(4)	351	11,849
Inergy, L.P.	411	8,199
Inergy Midstream, L.P.	322	7,704
Inergy Midstream, L.P. — Unregistered(6)	190	4,401
Kinder Morgan Management, LLC(7)(8)	946	78,336
MarkWest Energy Partners, L.P.(4)(5)	148	8,467
MPLX LP	28	918
Niska Gas Storage Partners LLC	143	1,689
ONEOK Partners, L.P.(4)	139	7,619
Plains All American GP LLC — Unregistered(5)(6)(8)	7	18,786
Plains All American Pipeline, L.P.(5)	459	25,125
PVR Partners, L.P.(5)	332	7,711
Regency Energy Partners LP	913	21,723
Summit Midstream Partners, LP	90	2,033
Tesoro Logistics LP(4)	37	1,841
Western Gas Partners, LP(4)	115	6,323
Williams Partners L.P.(4)	157	7,813

		377,911

Midstream Company(2) — 52.0%
Capital Product Partners L.P.(9)	1,354	10,819
CenterPoint Energy, Inc.	537	11,504
Golar LNG Limited(4)	100	3,791
Golar LNG Partners LP(4)(9)	1,085	32,264
Kinder Morgan, Inc.(4)	1,783	66,107
NiSource Inc.(4)	331	9,180
ONEOK, Inc.(4)	1,629	73,270
Spectra Energy Corp.(4)	820	23,824
Targa Resources Corp.(4)	364	22,187
Teekay Offshore Partners L.P.(4)(9)	734	20,536
The Williams Companies, Inc.(4)	2,407	83,558

		357,040

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2013

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Other Energy — 8.3%
ConocoPhillips(4)	25	$1,449
Enduro Royalty Trust	125	2,015
HollyFrontier Corporation(4)	50	2,810
Marathon Petroleum Corporation(4)	8	630
Occidental Petroleum Corporation(4)	50	4,116
OGE Energy Corp.(4)	327	18,960
Pacific Coast Oil Trust	309	5,867
Phillips 66(4)	20	1,259
SandRidge Mississippian Trust II(10)	217	2,932
Seadrill Limited(4)	188	6,905
Tesoro Corporation(4)	50	2,812
The Southern Company(4)	113	5,100
VOC Energy Trust	173	2,255

		57,110

Other — 1.1%
Navios Maritime Partners L.P.(9)	538	7,407

Other MLP(3) — 0.8%
BreitBurn Energy Partners L.P.	197	3,837
Hi-Crush Partners LP	74	1,388

		5,225

Total United States (Cost — $645,444)		804,693

Canada — 5.2%
Midstream Company(2) — 5.2%
AltaGas Ltd.	103	3,494
Enbridge Inc.	318	14,183
Keyera Corp.(4)	66	3,469
Pembina Pipeline Corporation	521	14,617

Total Canada (Cost — $45,408)		35,763

Total Equity Investments (Cost — $690,852)		840,456

	Interest Rate	Maturity Date	Principal Amount
Debt Instruments — 18.9%
Upstream — 13.6%
Aurora Oil & Gas Limited	9.875%	2/15/17	$4,660	5,009
Carrizo Oil & Gas, Inc.	7.500	9/15/20	9,250	9,759
Clayton Williams Energy, Inc.	7.750	4/1/19	8,371	8,413
Comstock Resources, Inc.	7.750	4/1/19	6,000	6,180
Comstock Resources, Inc.	9.500	6/15/20	3,750	4,106
EP Energy LLC	9.375	5/1/20	3,250	3,721
Gulfport Energy Corporation	7.750	11/1/20	5,000	5,250
Halcón Resources Corporation	9.750	7/15/20	15,250	16,908
Halcón Resources Corporation	8.875	5/15/21	3,250	3,510
Midstates Petroleum Company, Inc.	10.750	10/1/20	3,850	4,225
PDC Energy, Inc.	7.750	10/15/22	3,500	3,719

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2013

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Upstream (continued)

Resolute Energy Corporation	8.500%	5/1/20	$11,775	$12,158
Rex Energy Corporation	8.875	12/1/20	10,000	10,225

				93,183

Other — 1.7%
Navios Maritime Holdings Inc.	8.125	2/15/19	13,600	11,832

Coal — 2.0%
Arch Coal, Inc.	7.250	6/15/21	4,500	3,870
Foresight Energy LLC	9.625	8/15/17	9,233	9,972

				13,842

Midstream Company(2) — 1.6%
Teekay Corporation	8.500	1/15/20	10,325	11,151

Total Debt Investments (Cost — $124,694)				130,008

Total Long-Term Investments (Cost — $815,546)				970,464

	No. of Contracts
Liabilities
Call Option Contracts Written(11)
United States
Midstream MLP
Access Midstream Partners, LP, call options expiring 3/15/2013 @ $35.00	200	(47)
Copano Energy, L.L.C., call options expiring 3/15/2013 @ $33.00	293	(166)
Energy Transfer Equity, L.P., call options expiring 3/15/2013 @ $50.00	560	(176)
Energy Transfer Partners, L.P., call options expiring 3/15/2013 @ $47.50	500	(38)
Global Partners LP, call options expiring 4/19/2013 @ $35.00	500	(45)
MarkWest Energy Partners, L.P., call options expiring 3/15/2013 @ $55.00	220	(55)
MarkWest Energy Partners, L.P., call options expiring 4/19/2013 @ $55.00	220	(70)
MarkWest Energy Partners, L.P., call options expiring 4/19/2013 @ $57.50	360	(43)
ONEOK Partners, L.P., call options expiring 4/19/2013 @ $55.00	250	(36)
ONEOK Partners, L.P., call options expiring 4/19/2013 @ $60.00	230	(3)
Tesoro Logistics LP, call options expiring 3/15/2013 @ $45.00	297	(166)
Western Gas Partners, LP, call options expiring 3/15/2013 @ $55.00	100	(6)
Williams Partners L.P., call options expiring 3/15/13 @ $50.00	500	(60)
Williams Partners L.P., call options expiring 4/19/2013 @ $50.00	460	(70)

		(981)

Midstream Company
Golar LNG Limited, call options expiring 3/15/2013 @ $40.00	500	(15)
Golar LNG Limited, call options expiring 4/19/2013 @ $40.00	250	(15)
Golar LNG Partners LP, call options expiring 3/15/2013 @ $30.00	200	(10)
Kinder Morgan, Inc., call options expiring 3/15/2013 @ $37.50	900	(39)
NiSource Inc., call options expiring 3/15/2013 @ $27.00	460	(32)
ONEOK, Inc., call options expiring 3/15/2013 @ $47.50	900	(7)
Spectra Energy Corp., call options expiring 3/15/2013 @ $30.00	900	(14)
Targa Resources Corp., call options expiring 3/15/2013 @ $60.00	975	(163)
Teekay Offshore Partners L.P., call options expiring 4/19/2013 @ $27.00	50	(7)

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2013

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Contracts	Value
Midstream Company (continued)

The Williams Companies, Inc., call options expiring 4/19/2013 @ $34.00	1,180	$(149)
The Williams Companies, Inc., call options expiring 4/19/2013 @ $35.00	1,170	(92)

		(543)

Other Energy
ConocoPhillips, call options expiring 4/19/2013 @ $57.50	125	(22)
ConocoPhillips, call options expiring 4/19/2013 @ $60.00	125	(7)
HollyFrontier Corporation, call options expiring 4/19/2013 @ $54.50	500	(165)
Marathon Petroleum Corporation, call options expiring 3/15/2013 @ $72.50	1	(1)
Marathon Petroleum Corporation, call options expiring 3/15/2013 @ $75.00	75	(61)
Occidental Petroleum Corporation, call options expiring 3/15/2013 @ $87.50	250	(2)
Occidental Petroleum Corporation, call options expiring 3/15/2013 @ $90.00	250	(1)
OGE Energy Corp., call options expiring 3/15/2013 @ $60.00	900	(11)
Phillips 66, call options expiring 3/15/2013 @ $60.00	100	(36)
Phillips 66, call options expiring 3/15/2013 @ $62.50	100	(19)
Seadrill Limited, call options expiring 4/19/13 @ $37.00	125	(11)
Seadrill Limited, call options expiring 4/19/13 @ $38.00	125	(5)
Tesoro Corporation, call options expiring 4/19/2013 @ $55.00	250	(100)
Tesoro Corporation, call options expiring 4/19/2013 @ $60.00	250	(46)
The Southern Company, call options expiring 3/15/2013 @ $44.00	460	(61)

		(548)

Total United States (Premium Received — $1,622)		(2,072)

Canada
Midstream Company
Keyera Corp., call option expiring 3/15/13 @ $52.00 (Premium Received — $18)	226	(56)

Total Call Option Contracts Written (Premiums Received — $1,640)		(2,128)

Credit Facility		(54,000)
Senior Unsecured Notes		(165,000)
Mandatory Redeemable Preferred Stock at Liquidation Value		(65,000)
Other Liabilities		(28,161)

Total Liabilities		(314,289)
Other Assets		30,552

Total Liabilities in Excess of Other Assets		(283,737)

Net Assets Applicable to Common Stockholders		$686,727

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Securities are categorized as “Midstream” if they (i) derive at least 50% of their revenues or operating income from operating Midstream Assets or (ii) have Midstream Assets that represent the majority of their assets.

(3)	Unless otherwise noted, securities are treated as a publicly-traded partnership for RIC qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly traded partnerships. The Fund had less than 25% of its total assets invested in publicly traded partnerships at February 28, 2013. It is the Fund’s intention to be treated as a RIC for tax purposes.

(4)	Security or a portion thereof is segregated as collateral on option contracts written.

(5)	The Fund believes that it is an affiliate of Buckeye Partners, L.P., MarkWest Energy Partners, L.P., PVR Partners, L.P., Plains All American GP LLC and Plains All American Pipeline, L.P.

(6)	Fair valued securities, restricted from public sale.

(7)	Distributions are paid-in-kind.

(8)	Security is not treated as a publicly-traded partnership for RIC qualification purposes.

(9)	This company is structured like an MLP but is not treated as a publicly-traded partnership for regulated investment company (“RIC”) qualification purposes.

(10)	Security is treated as a publicly-traded partnership for RIC qualification purposes.

(11)	Security is non-income producing.

From time to time, certain of the Fund’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended, cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Fund’s investments have restrictions such as lock-up agreements that preclude the Fund from offering these securities for public sale.

At February 28, 2013, the Fund held the following restricted investments:

Investment	Acquisition Date	Type of Restriction	Number of Units, Principal ($) (in 000s)	Cost Basis	Fair Value	Fair Value Per Unit	Percent of Net Assets	Percent of Total Assets
Level 3 Investments(1)
Buckeye Partners, L.P.
Class B Units	(2)	(3)	316	$15,000	$16,856	$53.36	2.5%	1.7%
Crestwood Midstream Partners LP
Class C Units	(2)	(3)	189	4,001	4,703	24.93	0.7	0.5
Inergy Midstream, L.P.
Common Units	12/7/12	(3)	190	3,933	4,401	23.11	0.6	0.4
Plains All American GP LLC(4)
Common Units	(2)	(5)	7	8,642	18,786	2,696	2.7	1.9

Total				$31,576	$44,746		6.5%	4.5%

Level 2 Investments(6)
Senior Notes and Secured Term Loans
Aurora Oil & Gas Limited	(2)	(3)	$4,660	$4,774	$5,009	n/a	0.7%	0.5%
Foresight Energy LLC	(2)	(5)	9,233	9,687	9,972	n/a	1.5	1.0
Gulfport Energy Corporation	(2)	(3)	5,000	5,058	5,250	n/a	0.8	0.5
Halcón Resources Corporation	(2)	(3)	3,250	3,225	3,510	n/a	0.5	0.4
Halcón Resources Corporation	(2)	(3)	15,250	15,239	16,908	n/a	2.4	1.7
Midstate Petroleum Company, Inc.	(2)	(3)	3,850	4,054	4,225	n/a	0.6	0.4
PDC Energy, Inc.	(2)	(3)	3,500	3,500	3,719	n/a	0.5	0.4
Resolute Energy Corporation	(2)	(3)	11,775	11,891	12,158	n/a	1.8	1.2
Rex Energy Corporation	(2)	(3)	10,000	9,980	10,225	n/a	1.5	1.0

Total				$67,408	$70,976		10.3%	7.1%

Total of all restricted securities				$98,984	$115,722		16.8%	11.6%

(1)	Securities are valued using inputs reflecting the Fund’s own assumptions.

(2)	Security was acquired at various dates during the three months ended February 28, 2013 and/or in prior fiscal years.

(3)	Unregistered or restricted security of a publicly traded company.

(4)	In determining the fair value for Plains GP, the Fund’s valuation is based on publicly available information. Robert V. Sinnott, the CEO of KACALP, is a member of Plains GP’s board of directors. Certain private investment funds managed by KACALP may value its investment in Plains GP based on non-public information, and, as a result, such valuation may be different than the Fund’s valuation.

(5)	Unregistered security of a private company.

(6)	These securities have a fair market value determined by the mean of the bid and ask prices provided by an agent or a syndicate bank, principal market maker or an independent pricing service. These securities have limited trading volume and are not listed on a national exchange.

At February 28, 2013, the cost basis of investments for federal income tax purposes was $823,095. At February 28, 2013, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$157,644
Gross unrealized depreciation	(10,275)

Net unrealized appreciation	$147,369

The identified cost basis of federal tax purposes is estimated based on information available from the Fund’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement and Disclosures of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 820”), the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Valuations based on quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Fund has access at the date of measurement.

•

Level 2 — Valuations based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Fund’s assets and liabilities measured at fair value on a recurring basis at February 28, 2013, and the Fund presents these assets by security type and description on its Schedule of Investments. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$840,456	$795,710	$—	$44,746
Debt investments	130,008	—	130,008	—

Total assets at fair value	$970,464	$795,710	$130,008	$44,746

Liabilities at Fair Value
Call option contracts written	$2,128	$—	$2,128	$—

For the three months ended February 28, 2013, there were no transfers between Level 1 and Level 2.

The following table presents the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended February 28, 2013.

Equity Investments
Balance — November 30, 2012	$34,937
Purchases	4,000
Issuances	414
Transfers out	—
Realized gains (losses)	—
Unrealized gains, net	5,395

Balance — February 28, 2013	$44,746

The $5,395 of unrealized gains presented in the table above for the three months ended February 28, 2013 relate to investments that were still held at February 28, 2013.

The purchases of $4,000 for the three months ended February 28, 2013 relate to the Fund’s investment in Inergy Midstream, L.P. (Common Units). The issuances of $414 for the three months ended February 28, 2013 relate to additional units received from Buckeye Partners, L.P. (Class B Units) and Crestwood Midstream Partners LP (Class C Units).

As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification, the following are the derivative instruments and hedging activities of the Fund.

The following table sets forth the fair value of the Fund’s derivative instruments.

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value as of February 28, 2013
Call options	Call option contracts written	$(2,128)

The following table sets forth the effect of the Fund’s derivative instruments.

		For the Three Months Ended February 28, 2013
Derivatives Not Accounted for as Hedging Instruments	Location of Gains/(Losses) on Derivatives Recognized in Income	Net Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Gains/(Losses) on Derivatives Recognized in Income
Call options	Options	$1,060	$67

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s annual report previously filed with the Securities and Exchange Commission on form N-CSR on February 5, 2013 with a file number 811-22467.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:	Controls and Procedures

(a)  As of a date within 90 days of the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits

1.  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

/s/ Kevin S. McCarthy
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date:	April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

/s/ Kevin S. McCarthy
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date:	April 25, 2013

/s/ Terry A. Hart
Name:	Terry A. Hart
Title:	Chief Financial Officer and Treasurer
Date:	April 25, 2013